Organization and Business (Details Narrative) - USD ($)						12 Months Ended
	Mar. 12, 2021	Feb. 23, 2021	Sep. 20, 2020	Jul. 17, 2020	Jul. 05, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Feb. 01, 2021
Proceeds from issuance of private placement						$ 351,091
Stock issued during the period						35,109,231
Number of warrant issued						35,109,231
Common stock, par value						$ 0.0001	$ 0.0001
Subsequent Event [Member]
Stock issued during the period	20,503,600
Warrant exercise price	$ 0.20
Common stock, par value									$ 0.0001
Private Placement [Member]
Proceeds from issuance of private placement			$ 351,093			$ 556,129
Stock issued during the period						55,612,900
Number of warrant issued						55,612,900
Warrant exercise price						$ 0.20
Private Placement [Member] | Subsequent Event [Member]
Proceeds from issuance of private placement		$ 205,036
VitaNova Partners, LLC. [Member]
Stock issued during the period				55,612,837		55,612,837
Proceeds from sale lease back					$ 6,000,000
Number of beneficial feature shares purchased					56,052,837
Common Stock [Member]
Stock issued during the period						35,109,000
Warrant [Member]
Number of warrant issued						55,612,900
Warrant outstanding term						2 years
Warrant exercise price						$ 0.20
Warrant [Member] | Subsequent Event [Member]
Stock issued during the period	20,503,600
John McKowen [Member]
Stock issued during the period				29,369,230
Number of shares issued to acquire					440,000
Number of shares subject to repurchase					58,738,460
Shares issued, per share					$ 0.0001
John McKowen [Member] | Forecast [Member]
Number of shares released from repurchase								29,369,230
John McKowen [Member] | Private Placement [Member]
Number of warrant issued					42,140,266
Number of shares released from repurchase					29,369,230
John McKowen [Member] | Common Stock [Member]
Proceeds from issuance of private placement						$ 556,129
Stock issued during the period						55,612,900